Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Summary of Significant Accounting Policies (Textual)
Exchange rate for 1 $ = NIS	3.456	3.748	3.467
Increase (decrease) of the U.S. $ against the NIS	(7.80%)	8.10%	(9.80%)
Related to its patents' costs	$ 120	$ 242	$ 219
Liability of uncertain tax positions related to tax	$ 635	$ 222
Weighted average number of shares related to outstanding potential shares | shares	3,247,127	8,638,789	4,926,621
Interest to cummulative preferred stock	6.00%